DIRECT OPERATING COSTS	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
DIRECT OPERATING COSTS	DIRECT OPERATING COSTS
    The company has no key employees or directors and does not remunerate key management personnel. Details of the allocations of costs incurred by Brookfield on behalf of the company are disclosed in Note 21. Key decision makers of the company are all employees of the ultimate parent company or its subsidiaries, which provides management services under the Master Services Agreement with Brookfield.
    Direct operating costs are costs incurred to earn revenues and include all attributable expenses. The following table presents direct operating costs by nature for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2022	2021	2022	2021
Inventory costs	$254	$278	$501	$669
Subcontractor and consultant costs	736	897	1,417	1,637
Concession construction materials and labor costs	81	51	160	84
Depreciation and amortization expense	156	152	305	302
Compensation	679	645	1,305	1,283
Other direct costs	204	246	447	469
Total	$2,110	$2,269	$4,135	$4,444
    Expected credit loss provisions on financial assets are included within other direct costs.